SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment		$ 302,637	$ 278,380
Less: Accumulated depreciation		(168,729)	(138,381)
Property and equipment, net	$ 111,292	133,908	139,999
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		123,886	110,350
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		47,653	47,652
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 131,098	$ 120,378